SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Share-based compensation expenses	$ 37	$ 32	$ 58	$ 64	$ 5,862	$ 130
Total	1,018	766	1,608	1,727	5,815	3,708
Research and Development Expense [Member]
Schedule of Research and Development Expenses [Line Items]
Payroll and related expenses	485	216	854	476	1,231	895
Share-based compensation expenses	0	19	0	38	2,424	78
Subcontractors and consultants	442	497	598	1,128	1,890	2,467
Materials					3	13
Rent and maintenance	55	18	95	49	205	160
Travel expenses					13	37
Other	36	16	61	36	49	58
Total	$ 1,018	$ 766	$ 1,608	$ 1,727	$ 5,815	$ 3,708